Federated Hermes Kaufmann Large Cap Fund
(formerly, Federated Kaufmann Large Cap Fund)
Portfolio of Investments
July 31, 2020 (unaudited)
Shares			Value
		COMMON STOCKS—97.9%
		Communication Services—6.5%
42,700	[1]	Alphabet, Inc., Class A	$63,535,465
307,000	[1]	Facebook, Inc.	77,876,690
1,191,225	[1]	T-Mobile USA, Inc.	127,913,741
		TOTAL	269,325,896
		Consumer Discretionary—12.8%
281,000	[1]	Alibaba Group Holding Ltd., ADR	70,536,620
53,500	[1]	Amazon.com, Inc.	169,310,380
233,800		Hilton Worldwide Holdings, Inc.	17,546,690
250,000		Home Depot, Inc.	66,372,500
1,000,000		Las Vegas Sands Corp.	43,640,000
254,800	[1]	Lululemon Athletica, Inc.	82,960,332
20	[1,2]	New Cotai LLC/Capital	0
408,100		Nike, Inc., Class B	39,834,641
835,000		TJX Cos., Inc.	43,411,650
		TOTAL	533,612,813
		Consumer Staples—0.8%
65,000		Constellation Brands, Inc., Class A	11,583,000
72,400		Costco Wholesale Corp.	23,568,372
		TOTAL	35,151,372
		Financials—6.1%
385,000		Apollo Global Management LLC	18,903,500
133,600		BlackRock, Inc.	76,821,336
230,000		Goldman Sachs Group, Inc.	45,530,800
551,000		JPMorgan Chase & Co.	53,248,640
1,672,200		KKR & Co., Inc., Class Common	59,145,714
		TOTAL	253,649,990
		Health Care—26.0%
413,900		Abbott Laboratories	41,654,896
507,500	[1]	Alcon, Inc.	30,666,423
550,000	[1]	Alnylam Pharmaceuticals, Inc.	80,168,000
178,000	[1]	Argenx SE, ADR	40,963,140
1,264,177	[1]	Boston Scientific Corp.	48,759,307
100,000		Danaher Corp.	20,380,000
127,553	[1]	Dexcom, Inc.	55,554,433
542,511	[1]	Edwards Lifesciences Corp.	42,538,287
400,000	[1,3]	Galapagos NV, ADR	73,656,000
277,700	[1]	Genmab A/S	95,287,186
302,857	[1]	Genmab A/S, ADR	10,354,681
51,448	[1]	Hangzhou Tigermed Consulting Co., Ltd.	671,173
195,000	[1]	IDEXX Laboratories, Inc.	77,561,250
43,300	[1]	Illumina, Inc.	16,547,528
26,100	[1]	Intuitive Surgical, Inc.	17,889,984
522,500	[1,3]	Moderna, Inc.	38,717,250
630,000		Pfizer, Inc.	24,242,400
132,900	[1]	Sarepta Therapeutics, Inc.	20,402,808
165,300		Stryker Corp.	31,952,490

Shares			Value
		COMMON STOCKS—continued
		Health Care—continued
730,000	[1,3]	Ultragenyx Pharmaceutical, Inc.	$57,056,800
424,285	[1]	Veeva Systems, Inc.	112,253,082
267,600	[1]	Vertex Pharmaceuticals, Inc.	72,787,200
470,000		Zoetis, Inc.	71,289,600
		TOTAL	1,081,353,918
		Industrials—10.2%
97,700	[1]	CoStar Group, Inc.	83,021,552
935,000		IHS Markit Ltd.	75,482,550
116,800		L3Harris Technologies, Inc.	19,660,944
195,100		Roper Technologies, Inc.	84,370,995
785,000		Trane Technologies PLC	87,817,950
400,000		Verisk Analytics, Inc.	75,484,000
		TOTAL	425,837,991
		Information Technology—30.6%
115,000		Apple, Inc.	48,879,600
262,748		Broadcom, Inc.	83,225,429
787,648		Fidelity National Information Services, Inc.	115,240,779
650,781	[1]	GoDaddy, Inc.	45,736,888
923,000		Marvell Technology Group Ltd.	33,661,810
358,500		Mastercard, Inc.	110,608,005
927,000		Microsoft Corp.	190,044,270
2,072,198	[1,3]	PagSeguro Digital Ltd.	79,220,130
627,180	[1]	Salesforce.com, Inc.	122,206,023
350,000	[1]	ServiceNow, Inc.	153,720,000
27,600	[1]	Shopify, Inc.	28,262,400
400,000	[1]	Splunk, Inc.	83,928,000
600,300	[3]	Visa, Inc., Class A	114,297,120
350,000	[1]	Workday, Inc.	63,322,000
		TOTAL	1,272,352,454
		Materials—3.5%
171,000		Ecolab, Inc.	31,990,680
123,000		Sherwin-Williams Co.	79,694,160
307,000		Vulcan Materials Co.	36,047,940
		TOTAL	147,732,780
		Real Estate—1.4%
348,700		Crown Castle International Corp.	58,128,290
		TOTAL COMMON STOCKS (IDENTIFIED COST $1,927,293,474)	4,077,145,504
		INVESTMENT COMPANIES—5.9%
51,324,496		Federated Hermes Government Obligations Fund, Premier Shares, 0.10%[4]	51,324,496
194,644,595		Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 0.21%[4]	194,761,382
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $245,961,660)	246,085,878
		TOTAL INVESTMENT IN SECURITIES—103.8% (IDENTIFIED COST $2,173,255,134)	4,323,231,382
		OTHER ASSETS AND LIABILITIES - NET—(3.8)%[5]	(160,146,689)
		TOTAL NET ASSETS—100%	$4,163,084,693

At July 31, 2020, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation (Depreciation)
Short Futures
1DJIA Mini E-CBOT Short Futures	160	$21,055,200	September 2020	$(730,816)
1S&P 500 E-Mini Short Futures	251	$40,956,925	September 2020	$(3,011,365)
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(3,742,181)
The average notional value of short futures contracts held by the Fund throughout the period was $46,642,086. This is based on the contracts held as of each month-end throughout the nine-month period.
Net Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
An affiliated company is a company in which the Fund, alone or in combination with other funds, has ownership of at least 5% of the voting shares. Transactions with affiliated companies during the period ended July 31, 2020, were as follows:
Affiliated	Balance of Shares Held 10/31/2019	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 7/31/2020	Value	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain/Loss	Dividend Income
Health Care:
Ultragenyx Pharmaceutical, Inc.	—	730,000	—	730,000	$57,056,800	$14,878,591	$—	$—
Affiliated holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended July 31, 2020, were as follows:
	Federated Hermes Government Obligations Fund, Premier Shares*	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares*	Total of Affiliated Transactions
Balance of Shares Held 10/31/2019	17,820,207	144,829,826	162,650,033
Purchases/Additions	343,887,298	903,603,377	1,247,490,675
Sales/Reductions	(310,383,009)	(853,788,608)	(1,164,171,617)
Balance of Shares Held 7/31/2020	51,324,496	194,644,595	245,969,091
Value	$51,324,496	$194,761,382	$246,085,878
Change in Unrealized Appreciation/Depreciation	N/A	$108,696	$108,696
Net Realized Gain/(Loss)	N/A	$62,672	$62,672
Dividend Income	$63,262	$830,762	$894,024
Gain Distribution Received	N/A	$302	$302
*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.
1	Non-income-producing security.
2	Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund's Board of Trustees (the “Trustees”).
3	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
As of July 31, 2020, securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities Loaned	Collateral Received
$157,209,211	$164,024,496
4	7-day net yield.
5	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2020.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Trustees.

■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Equity Management Company of Pennsylvania (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of July 31, 2020, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$3,450,565,441	$—	$0	$3,450,565,441
International	500,626,454	125,953,609	—	626,580,063
Investment Companies	246,085,878	—	—	246,085,878
TOTAL SECURITIES	$4,197,277,773	$125,953,609	$0	$4,323,231,382
Other Financial Instruments[1]
Assets	$—	$—	$—	$—
Liabilities	(3,742,181)	—	—	(3,742,181)
TOTAL OTHER FINANCIAL INSTRUMENTS	$(3,742,181)	$—	$—	$(3,742,181)
1	Other financial instruments are futures contracts.
The following acronym is used throughout this portfolio:
ADR	—American Depositary Receipt